Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 114.7%

Alabama — 1.8%
Auburn University, RB, Series A, 5.00%, 06/01/48	$10,000	$12,073,000
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 02/01/43	2,485	2,918,036
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	2,835	3,283,327

		18,274,363

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	2,875,180

Arizona — 0.7%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	1,480	1,537,483
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	1,675	1,739,152
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	1,290	1,328,094
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	810	808,396
Odyssey Preparatory Academy Project, 5.00%, 07/01/54	945	985,796
County of Maricopa Industrial Development Authority, Refunding RB, HonorHealth, Series A, 5.00%, 09/01/42	435	519,886

		6,918,807

California — 8.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	3,200	3,320,480
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/37	2,965	3,327,145
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	4,030	4,370,817

Security	Par (000)	Value

California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	$1,160	$1,377,372
Series A, 5.00%, 03/01/37	1,275	1,511,946
Series A-1, 5.75%, 03/01/34	2,300	2,424,798
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	1,830	1,949,755
Grossmont California Union High School District, GO, CAB, Election of 2004, 0.00%, 08/01/31(c)	5,110	3,974,814
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 08/01/34(c)	5,000	3,412,300
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(d)	3,975	3,906,034
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(c)	7,620	4,237,482
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B(c):
0.00%, 08/01/35	7,820	5,344,970
0.00%, 08/01/36	10,000	6,635,200
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C(c):
0.00%, 08/01/37	8,000	4,978,960
0.00%, 08/01/38	12,940	7,755,330
San Diego California Unified School District, GO, Election of 2008, Series G(c):
0.00%, 07/01/34	1,860	987,455
0.00%, 07/01/35	1,970	984,015
0.00%, 07/01/36	2,960	1,391,082
0.00%, 07/01/37	1,975	873,859
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,727,082
San Marcos Unified School District, GO, Election of 2010, Series A(b):
5.00%, 08/01/21	1,800	1,923,138
5.00%, 08/01/21	1,600	1,709,456
State of California, GO, Refunding, Various Purposes:
5.00%, 09/01/41	2,700	2,868,615
5.00%, 10/01/41	2,555	2,724,141

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 04/01/30	$10	$10,035
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,687,791
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(c)	6,545	4,202,021

		84,616,093

Colorado — 2.2%
Colorado Educational & Cultural Facilities Authority, RB, Rocky Mountain School of Expeditionary Learning, 5.00%, 03/01/50(a)	2,530	2,751,375
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A-2, 5.00%, 08/01/44	10,000	11,847,100
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,720,500
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	5,655	6,291,131

		22,610,106

Connecticut — 0.1%
State of Connecticut Health & Educational Facility Authority, RB, Mary Wade Home Issue, Series A-1, 5.00%, 10/01/54(a)	715	776,483

Florida — 9.0%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	4,000	4,847,640
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	4,535	5,035,301
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/42	3,000	3,538,740
County of Broward Florida Airport System Revenue, RB, Series A , AMT, 5.00%, 10/01/40	3,000	3,450,990
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, 6.00%, 11/15/19(b)	5	5,007
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	2,792,010
5.38%, 10/01/32	3,440	3,667,178

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	$5,695	$6,591,849
Series B, AMT, 6.00%, 10/01/30	1,820	2,103,538
Series B, AMT, 6.25%, 10/01/38	1,165	1,348,010
Series B, AMT, 6.00%, 10/01/42	1,865	2,149,897
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	530	601,815
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	14,360	16,434,446
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	1,675	1,980,051
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/44(e)	3,000	3,346,500
County of Miami-Dade Florida, Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	6,500	7,658,885
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	1,550	1,705,961
5.00%, 08/01/47	4,590	5,032,338
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(b)	50	53,596
5.00%, 10/01/31	3,050	3,259,047
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42	4,760	5,601,092
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	2,965	3,510,175
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, 5.00%, 04/01/37	4,630	5,484,096
Westside Community Development District, Refunding, Special Assessment Bonds(a):
4.10%, 05/01/37	640	642,413
4.13%, 05/01/38	630	631,770

		91,472,345

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 0.5%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	$1,405	$1,654,542
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	1,105	1,288,972
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	395	448,858
5.00%, 04/01/44	1,775	1,993,875

		5,386,247

Hawaii — 1.3%
State of Hawaii Airports System Revenue, ARB, Series A,AMT, 5.00%, 07/01/43	2,385	2,889,213
State of Hawaii Department of Budget & Finance, Refunding RB, Hawaiian Electric Co., Inc. AMT, 4.00%, 03/01/37	5,275	5,636,812
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 08/01/27	2,000	2,236,860
5.00%, 08/01/28	1,775	1,983,101

		12,745,986

Illinois — 14.2%
Chicago O’Hare International Airport, Refunding RB, O’Hare International Airport, Senior Lien AMT, Series B, 5.00%, 01/01/31	2,425	2,589,415
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	3,035	3,381,961
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	7,555	7,944,007
3rd Lien, Series A, 5.75%, 01/01/39	1,445	1,511,542
Senior Lien, Series D, 5.25%, 01/01/42	8,285	9,911,428
Senior Lien, Series D, AMT, 5.00%, 01/01/42	2,865	3,319,389

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	$1,620	$1,729,868
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,439,995
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	615	652,626
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	8,700	9,327,270
Illinois Finance Authority, Refunding RB, Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	985	1,093,252
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(c):
0.00%, 12/15/26	8,500	7,112,120
0.00%, 06/15/32	14,000	9,590,140
0.00%, 12/15/33	20,000	12,859,800
0.00%, 12/15/34	41,880	25,934,609
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(c)	9,430	3,966,447
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,700	1,824,984
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 06/01/20	200	207,114
State of Illinois, GO:
5.25%, 07/01/29	3,160	3,433,530
5.00%, 05/01/32	7,500	8,088,675
5.25%, 02/01/33	5,860	6,361,264
5.50%, 07/01/33	2,235	2,445,157
5.25%, 02/01/34	5,360	5,808,525
5.50%, 07/01/38	1,200	1,307,856
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	8,540	10,189,330

		144,030,304

Indiana — 0.7%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,094,503
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	1,400	1,518,384

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	$2,425	$2,641,213

		7,254,100

Iowa — 0.1%
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	325	332,274
5.70%, 12/01/27	325	332,280
5.75%, 12/01/28	175	178,918
5.80%, 12/01/29	220	224,932
5.85%, 12/01/30	230	235,161

		1,303,565

Kentucky — 2.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/23(b)	1,000	1,129,470
Kentucky Public Energy Authority, RB, Gas Supply, Series C-1, 4.00%, 12/01/49(f)	10,125	11,183,366
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.60%, 07/01/39(d)	8,225	8,719,734

		21,032,570

Louisiana — 1.8%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	5,419,729
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	670	812,797
5.00%, 12/01/35	895	1,083,684
5.00%, 12/01/36	805	972,786
5.00%, 12/01/37	1,005	1,213,196
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 02/01/44	8,155	9,106,770

		18,608,962

Massachusetts — 1.4%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	5,950	6,782,702

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	$320	$366,474
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	2,235	2,335,776
Series C, 5.35%, 12/01/42	840	850,198
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	3,495	3,900,385

		14,235,535

Michigan — 5.4%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	3,185	3,385,400
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group:
Hospital;, 5.00%, 12/01/39	16,040	17,085,166
5.00%, 12/01/21(b)	60	64,626
Michigan State University, Refunding RB, Board of Trustees, Series B:
5.00%, 02/15/38	1,775	2,208,792
4.00%, 02/15/39	2,125	2,417,570
Michigan Strategic Fund, RB, AMT:
1-75 Improvement Project (AGM), 4.25%, 12/31/38	2,000	2,230,240
I-75 Improvement Project, 5.00%, 12/31/43	9,940	11,735,363
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,330	1,488,669
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,075	2,228,094
Series I-A, 5.38%, 10/15/41	1,900	2,033,551
Series II-A (AGM), 5.25%, 10/15/36	8,040	8,585,996

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$1,080	$1,213,823

		54,677,290

Nebraska — 0.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,825	7,438,090

Nevada — 3.1%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	2,000	2,010,820
(AGM), 5.25%, 07/01/39	5,170	5,199,831
Las Vegas Convention & Visitors Authority, RB, Series B, 5.00%, 07/01/43	20,000	23,870,800

		31,081,451

New Jersey — 11.3%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	4,920	5,532,294
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	1,930	2,163,048
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	590	662,139
Series WW, 5.25%, 06/15/33	445	503,420
Series WW, 5.00%, 06/15/34	570	635,533
Series WW, 5.00%, 06/15/36	2,635	2,928,934
Series WW, 5.25%, 06/15/40	1,025	1,155,759
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 09/01/24	6,325	7,373,811
Series N-1 (NPFGC), 5.50%, 09/01/28	1,685	2,125,965
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.50%, 12/01/25	530	569,792
Series 1, 5.50%, 12/01/26	760	816,871
Series 1, 5.75%, 12/01/28	85	91,737
Series 1, 5.88%, 12/01/33	6,895	7,459,838
Series B, 3.25%, 12/01/39	7,670	7,826,851

Security	Par (000)	Value

New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	$2,645	$2,769,474
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(c)	18,525	11,005,517
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25(c)	8,550	7,532,635
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	4,205	4,943,819
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/29	2,145	2,510,916
Transportation Program, Series AA, 5.25%, 06/15/33	4,150	4,602,931
Transportation Program, Series AA, 5.00%, 06/15/38	3,990	4,364,302
Transportation System, Series A, 5.50%, 06/15/41	2,980	3,118,659
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	4,000	4,860,000
Transportation System, Series AA, 5.50%, 06/15/39	5,625	6,226,200
Transportation System, Series B, 5.50%, 06/15/31	1,000	1,055,090
Transportation System, Series B, 5.00%, 06/15/42	2,575	2,672,593
Transportation System, Series D, 5.00%, 06/15/32	1,825	2,029,729
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/46	4,000	4,558,640
5.25%, 06/01/46	11,035	12,827,194

		114,923,691

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/49(e)	540	594,000
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	1,040	1,196,874

		1,790,874

New York — 5.4%
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,588,033

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
City of New York Transitional Finance Authority Future Tax Secured, RB, Future Tax Secured:
Subordinate Bond, Series C-3, 5.00%, 05/01/41	$5,000	$6,102,500
Sub-Series F-1, 5.00%, 05/01/39	3,360	4,030,925
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	1,190	1,260,912
5.75%, 02/15/47	730	766,872
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	11,500	13,569,425
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/45	5,000	6,072,850
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	8,300	9,260,476
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 5.00%, 03/15/43	7,500	9,164,700

		54,816,693

Ohio — 3.6%
American Municipal Power, Inc., RB, Combined Hydroelectric Projects, Series A, 5.00%, 02/15/41	4,000	4,647,120
American Municipal Power, Inc., Refunding RB, Combined Hydroelectric Projects, Series A, 5.00%, 02/15/38	2,375	2,764,358
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	8,050	8,110,455
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	3,000	3,320,940
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 11/13/23(b)	11,135	12,986,528
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	1,950	2,187,666

Security	Par (000)	Value

Ohio (continued)
5.25%, 02/15/33	$2,730	$3,059,265

		37,076,332

Oregon — 0.2%
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/39(d)	395	459,037
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(d)	420	486,024
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	2,800	1,429,260

		2,374,321

Pennsylvania — 7.8%
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/42	3,305	3,552,247
Tobacco Master Settlement Payment, 5.00%, 06/01/34	2,180	2,651,817
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	8,805	9,960,392
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34	7,115	8,207,295
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	6,850	7,794,752
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	5,000	5,465,850
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	8,075	9,184,909
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	2,028,577
Series A-1, 5.00%, 12/01/41	2,320	2,716,279
Series B, 5.00%, 12/01/40	4,920	5,732,587
Series C, 5.50%, 12/01/23(b)	1,565	1,835,307
Sub-Series B-1, 5.00%, 06/01/42	7,330	8,586,215
Subordinate, Series A, 5.00%, 12/01/44	5,000	6,038,100
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	2,575	2,707,406

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	$2,165	$2,501,528

		78,963,261

Puerto Rico — 3.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 5.00%, 07/01/58	787	823,643
Series B-1, 4.75%, 07/01/53	1,302	1,341,789
Series B-1, 5.00%, 07/01/58	15,757	16,471,580
Series B-2, 4.33%, 07/01/40	12,433	12,629,441
Series B-2, 4.78%, 07/01/58	1,261	1,294,152

		32,560,605

Rhode Island — 1.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	3,000	3,126,630
5.00%, 06/01/50	7,465	7,952,465

		11,079,095

South Carolina — 5.4%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(b)	3,600	3,929,256
South Carolina Jobs-Economic Development Authority, RB, McLeod Health Obligated Group, 5.00%, 11/01/43	5,000	5,999,550
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/38	3,380	4,026,324
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	6,530	7,864,209
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	11,450	12,973,422
Series E, 5.50%, 12/01/53	4,525	5,106,734
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	5,870	6,535,541

Security	Par (000)	Value

South Carolina (continued)
(AGM), 5.00%, 12/01/56	$7,155	$8,301,088

		54,736,124

Tennessee — 0.6%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	4,665	5,657,712

Texas — 12.4%
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	11,345	12,315,678
City of San Antonio Texas Electric & Gas Revenue, Refunding RB, 5.00%, 02/01/42	7,450	8,942,011
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	1,450	1,604,150
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	5,810	2,975,359
County of Tarrant Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/34	5,000	6,141,350
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,380,381
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	11,647,913
Dallas-Fort Worth International Airport, Refunding ARB, Series F:
5.00%, 11/01/20(b)	5,000	5,177,900
5.25%, 11/01/33	2,745	3,135,339
Grand Parkway Transportation Corp., RB, Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/43	7,940	9,578,022
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	9,685	4,510,692
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	18,100	5,689,735

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, Refunding RB:
1st Tier-Series A, 5.00%, 01/01/39	$9,080	$10,932,502
2nd Tier-Series B, 5.00%, 01/01/43	12,355	14,612,876
Series B, 5.00%, 01/01/40	1,710	1,879,718
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(c):
0.00%, 09/15/35	680	340,707
0.00%, 09/15/36	12,195	5,768,601
0.00%, 09/15/37	8,730	3,872,192
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,665	1,812,735
5.00%, 12/15/32	3,930	4,273,403
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	3,630	4,067,052
Texas Water Development Board, RB, State Water Implementation Fund, Series B, 4.00%, 10/15/43	4,315	4,850,535

		126,508,851

Utah — 1.2%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/42	3,490	4,100,366
5.00%, 07/01/43	3,190	3,807,775
Salt Lake City Corp. Airport Revenue, RB, AMT, Series A, 5.00%, 07/01/37	3,475	4,183,414
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A(a):
5.00%, 06/15/39	190	202,407
5.00%, 06/15/49	380	399,429

		12,693,391

Washington — 6.1%
Port of Seattle Washington, ARB, AMT, Series A, 5.00%, 05/01/38	20,000	23,554,800
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	2,830	3,185,816
State of Washington Convention Center Public Facilities District, RB, Civic Convention Center, 5.00%, 07/01/38	9,260	11,224,787

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	$1,000	$1,082,250
Providence Health & Services, Series A, 5.25%, 04/01/20(b)	2,725	2,769,962
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.00%, 08/15/41	9,000	9,867,150
Washington State Convention Center Public Facilities District, RB, Sub, 5.00%, 07/01/43	7,635	9,139,095
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	1,520	1,652,666

		62,476,526

Wisconsin — 2.5%
Public Finance Authority, Refunding RB, Penick Village Obligation Group(a)(e):
5.00%, 09/01/39	100	109,195
5.00%, 09/01/49	145	156,542
5.00%, 09/01/54	660	706,920
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	3,745	3,749,344
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, Series A, 5.00%, 11/15/36	4,815	5,705,342
Ascension Health Credit Group, Series A, 5.00%, 11/15/39	5,000	5,882,550
Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	7,350	8,849,988

		25,159,881

Total Municipal Bonds — 114.7% (Cost — $1,046,017,933)		1,166,154,834

8

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Arizona — 1.0%
City of Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 07/01/43	$8,500	$10,073,945

California — 2.9%
City & County of San Francisco California Airports International Airport, Refunding ARB, AMT, Series E, 5.00%, 05/01/45	14,215	17,158,781
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(h)	7,074	8,764,632
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	3,000	3,630,660

		29,554,073

Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(h)	5,833	7,088,548

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,932	4,595,230

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(h)	2,594	2,602,407

Florida — 4.8%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,760	10,131,816
City of Miami Beach Florida Stormwater Revenue, Refunding RB, 5.00%, 09/01/41	10,000	12,054,498
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	4,840	5,243,850
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	11,702	12,105,267
County of Pinellas Florida School Board, COP, Master Lease Program, Series A, 5.00%, 07/01/41	7,880	9,393,354

		48,928,785

Illinois — 4.4%
Illinois St Toll Highway Auth, RB, Series A, 5.00%, 01/01/44	12,000	14,555,760

Security	Par (000)	Value

Illinois (continued)
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	$10,000	$11,447,698
Series A, 5.00%, 01/01/38	5,836	6,397,984
Series A, 5.00%, 01/01/40	7,621	8,752,693
Series B, 5.00%, 01/01/40	2,939	3,393,633

		44,547,768

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	13,470	16,374,264

Massachusetts — 2.9%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	4,204	4,767,136
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series E, 5.25%, 09/01/43	20,000	24,983,000

		29,750,136

Michigan — 2.1%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,591	6,381,460
State of Michigan Building Authority, Refunding RB, Series I:
Facilities Program, 5.00%, 10/15/45	2,410	2,818,206
5.00%, 04/15/38	10,000	11,694,598

		20,894,264

Nevada — 2.3%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/43	9,730	11,724,746
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	9,840	11,566,428

		23,291,174

New Jersey — 2.0%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	2,320	2,754,861
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,555,700
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	4,961	5,197,940

		20,508,501

9

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 7.1%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	$15,521	$17,476,133
Series DD, 5.00%, 06/15/35	4,740	5,474,274
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	9,850	11,325,727
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,275	5,091,108
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	7,767,043
State of New York Dormitory Authority, RB, Group B, State Sales Tax, Series A, 5.00%, 03/15/39	7,622	9,081,963
State of New York Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	14,280	15,815,100

		72,031,348

Pennsylvania — 1.9%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,560	2,963,251
Geisinger Authority Pennsylvania, Refunding RB, Geisinger Health System, Series A, 4.00%, 06/01/41	15,000	15,889,350

		18,852,601

Texas — 3.4%
Aldine Independent School District, GO, Refunding(PSF-GTD), 5.00%, 02/15/42	9,701	11,687,932
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,798	1,984,990
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	9,840	11,575,579
Dallas-Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(h)	8,868	9,389,049

		34,637,550

Security	Par (000)	Value

Virginia — 1.4%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	$11,740	$14,622,403

Washington — 1.8%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,538,622
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	8,205	10,290,711

		17,829,333

Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, 5.00%, 11/15/39	12,650	14,882,848
Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	2,490	2,709,170

		17,592,018

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.7% (Cost — $408,653,060)		433,774,348

Total Long-Term Investments — 157.4% (Cost — $1,454,670,993)		1,599,929,182

	Shares

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class,
1.04%(i)(j)	5,577,952	5,578,510

Total Short-Term Securities — 0.5% (Cost — $5,578,131)		5,578,510

Total Investments — 157.9% (Cost — $1,460,249,124)		1,605,507,692

Other Assets Less Liabilities — 0.9%		8,766,322

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.8)%		(241,708,183)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (35.0)%		(355,910,102)

Net Assets Applicable to Common Shares — 100.0%		$1,016,655,729

10

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	When-issued security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2021 to December 1, 2030, is $15,923,308.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	8,294,999	(2,717,047)	5,577,952	$5,578,510	$39,990	$(2,119)	$378

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

IDA	Industrial Development Authority

ISD	Independent School District

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

11

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	270	12/19/19	$35,180	$66,085
Long U.S. Treasury Bond	398	12/19/19	64,227	35,495
5-Year U.S. Treasury Note	93	12/31/19	11,086	21,006

				$122,586

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,599,929,182	$—	$1,599,929,182
Short-Term Securities	5,578,510	—	—	5,578,510

Total	$5,578,510	$1,599,929,182	$—	$1,605,507,692

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$122,586	$—	$—	$122,586

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

12

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(241,013,633)	$—	$(241,013,633)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(597,413,633)	$—	$(597,413,633)

13